UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund: FDP Series, Inc.

Franklin Templeton Total Return FDP Fund

Invesco Value FDP Fund

Marsico Growth FDP Fund

MFS Research International FDP Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, FDP Series, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2015

Date of reporting period: 08/31/2014

Item 1 – Schedule of Investments

Schedule of Investments August 31, 2014 (Unaudited)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value

Automobiles — 0.0%
General Motors Co.		696	$24,221

Paper & Forest Products — 0.0%
NewPage Holdings, Inc.		200	18,300

Total Common Stocks — 0.0%			42,521

Asset-Backed Securities		Par (000)

Aames Mortgage Investment Trust, Series 2005-4, Class M1, 0.86%, 10/25/35 (a)	USD	87	86,759
American Express Credit Account Master Trust, Class A (a):
Series 2008-2, 1.42%, 9/15/20		780	804,735
Series 2008-6, 1.36%, 2/15/18		140	141,280
Series 2012-1, 0.43%, 1/15/20		410	410,551
Series 2012-3, 0.31%, 3/15/18		290	290,114
American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 0.40%, 5/15/20 (a)		560	559,152
American Homes 4 Rent, 1.25%, 6/17/31 (a)(b)		130	128,826
Ameriquest Mortgage Securities, Inc., Series 2004-R4, Class M1, 0.98%, 6/25/34 (a)		336	327,612
Argent Securities, Inc., Series 2005-W2, Class A2C, 0.52%, 10/25/35 (a)		225	206,609
Bayview Financial Acquisition Trust, Series 2004-D, Class M1, 0.79%, 8/28/44 (a)		229	228,734
Capital One Multi-Asset Execution Trust (a):
Series 2007-A1, Class A1, 0.21%, 11/15/19		210	208,893
Series 2007-A2, Class A2, 0.24%, 12/16/19		1,290	1,283,987
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2004-2, Class 2A2, 0.66%, 2/26/35 (a)		129	115,465
Chase Issuance Trust (a):
Series 2012-A6, Class A, 0.29%, 8/15/17		110	109,978
Series 2012-A9, Class A9, 0.31%, 10/16/17		110	110,036
Asset-Backed Securities		Par (000)	Value

Chase Issuance Trust (a) (concluded):
Series 2013-A6, Class A6, 0.58%, 7/15/20	USD	880	$883,444
Series 2014-A3, Class A3, 0.36%, 5/15/18		1,330	1,329,078
Citibank Credit Card Issuance Trust (a):
Series 2013-A12, Class A12, 0.47%, 11/07/18		350	350,483
Series 2013-A7, Class A7, 0.59%, 9/10/20		560	562,041
Series 2014-A3, Class A3, 0.36%, 5/09/18		240	240,198
Colony American Homes, Series 2014-1A, Class A, 1.40%, 5/17/31 (a)(b)		606	606,946
Conseco Financial Corp., Series 1996-9, Class M1, 7.63%, 8/15/27 (a)		136	148,490
Countryplace Manufactured Housing Contract Trust, Series 2005-1, Class A3, 4.80%, 12/15/35 (a)(b)		24	24,277
Countrywide Asset-Backed Certificates (a):
Series 2004-1, Class M1, 0.91%, 3/25/34		111	106,123
Series 2005-11, Class AF4, 5.05%, 2/25/36		700	646,281
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, 6/15/29		548	551,843
GSAA Trust, Series 2005-5, Class M3, 1.10%, 2/25/35 (a)		210	190,971
Home Equity Mortgage Trust, Series 2004-4, Class M3, 1.13%, 12/25/34 (a)		178	160,732
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class A4, 0.31%, 5/25/36 (a)		58	56,742
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M1, 0.63%, 8/25/35 (a)		77	75,889
Morgan Stanley ABS Capital I Trust, Inc. (a):
Series 2003-HE1, Class M1, 1.36%, 5/25/33		213	200,099
Series 2005-WMC1, Class M2, 0.89%, 1/25/35		96	91,939
Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.42%, 10/25/35 (a)		17	16,529

FDP SERIES, INC.	AUGUST 31, 2014	1

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Asset-Backed Securities		Par (000)	Value

Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-WF1, Class A5, 0.46%, 2/25/36 (a)	USD	293	$287,113

Total Asset-Backed Securities — 4.8%			11,541,949

Corporate Bonds

Aerospace & Defense — 0.2%
United Technologies Corp., 3.10%, 6/01/22		356	363,257

Banks — 5.7%
Banca Monte dei Paschi di Siena SpA, 2.88%, 4/16/21	EUR	200	276,455
Banco do Brasil SA, 5.88%, 1/26/22 (b)	USD	500	528,750
Banco Popolare:
4.75%, 3/31/16	EUR	100	139,482
3.63%, 3/31/17		400	559,764
Banco Santander Totta SA, 1.50%, 4/03/17		400	532,744
Bank of America Corp.:
5.63%, 10/14/16	USD	500	545,306
6.88%, 4/25/18		700	816,217
Bank of Ireland Mortgage Bank, 3.25%, 6/22/15	EUR	400	537,179
CIT Group, Inc.:
5.00%, 5/15/17	USD	1,500	1,584,375
5.38%, 5/15/20		100	108,250
5.00%, 8/15/22		200	211,000
Depfa ACS Bank, 1.65%, 12/20/16	JPY	120,000	1,168,715
Export-Import Bank of Korea:
1.25%, 11/20/15	USD	200	201,004
4.00%, 1/29/21		400	426,140
Halyk Savings Bank of Kazakhstan, 7.25%, 5/03/17		400	421,000
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (b)		200	206,000
HSBC Holdings PLC, 6.50%, 9/15/37		400	505,376
ING Bank NV, 1.87%, 9/25/15 (a)(b)		500	507,980
Intesa Sanpaolo SpA, 2.38%, 1/13/17		1,100	1,114,560
Mizuho Financial Group Cayman 3 Ltd., 4.60%, 3/27/24 (b)		1,100	1,162,766
Oversea-Chinese Banking Corp. Ltd., 4.00%, 10/15/24 (a)(b)		400	407,714
Regions Financial Corp., 7.75%, 11/10/14		57	57,710
Corporate Bonds		Par (000)	Value

Banks (concluded)
The Royal Bank of Scotland Group PLC:
6.93%, 4/09/18	EUR	150	$228,333
6.13%, 12/15/22	USD	100	109,351
Shinhan Bank, 1.88%, 7/30/18 (b)		300	296,443
SVB Financial Group, 5.38%, 9/15/20		300	338,625
Woori Bank Co., Ltd., 4.75%, 4/30/24 (b)		650	664,886

			13,656,125

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., 2.50%, 7/15/22		1,200	1,175,988
Constellation Brands, Inc., 7.25%, 5/15/17		800	898,960
Heineken NV, 2.75%, 4/01/23 (b)		700	680,910

			2,755,858

Biotechnology — 0.6%
Celgene Corp., 4.00%, 8/15/23		700	738,805
Gilead Sciences, Inc., 4.50%, 4/01/21		600	670,800

			1,409,605

Capital Markets — 0.6%
The Goldman Sachs Group, Inc., 2.38%, 1/22/18		200	203,207
Morgan Stanley, 5.50%, 1/26/20		1,000	1,136,255

			1,339,462

Chemicals — 0.5%
LYB International Finance BV, 4.00%, 7/15/23		400	423,094
LyondellBasell Industries NV, 5.75%, 4/15/24		500	592,727
RPM United Kingdom GP, 6.70%, 11/01/15 (b)		200	211,014

			1,226,835

Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 6.75%, 4/06/21 (b)		300	338,934

Communications Equipment — 0.1%
Juniper Networks, Inc., 4.50%, 3/15/24		300	315,311

FDP SERIES, INC.	AUGUST 31, 2014	2

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Construction Materials — 0.2%
Cemex Finance LLC, 9.38%, 10/12/22 (b)	USD	200	$236,000
Cemex SAB de CV, 9.00%, 1/11/18 (b)		200	213,000

			449,000

Consumer Finance — 0.6%
American Express Credit Corp., 5.38%, 10/01/14	GBP	400	666,224
Discover Financial Services, 3.85%, 11/21/22	USD	400	409,628
Ford Motor Credit Co. LLC:
5.00%, 5/15/18		150	165,599
8.13%, 1/15/20		200	253,910

			1,495,361

Diversified Financial Services — 1.6%
Citigroup, Inc., 3.50%, 5/15/23		1,000	979,018
Deutsche Bank AG, 4.30%, 5/24/28 (a)		500	491,935
General Electric Capital Corp., 6.00%, 8/07/19		500	588,771
JPMorgan Chase & Co., 4.25%, 10/15/20		700	757,340
Navient LLC:
8.45%, 6/15/18		100	116,370
5.50%, 1/15/19		200	212,500
UniCredit SpA, 6.00%, 10/31/17 (a)	EUR	500	675,370

			3,821,304

Diversified Telecommunication Services — 1.1%
CenturyLink, Inc., Series T, 5.80%, 3/15/22	USD	200	211,000
Frontier Communications Corp.:
8.50%, 4/15/20		100	116,250
7.13%, 1/15/23		200	211,000
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		100	108,250
6.63%, 12/15/22		200	209,000
Telefonica Emisiones SAU:
4.95%, 1/15/15		250	253,764
4.57%, 4/27/23		500	535,942
Verizon Communications, Inc.:
6.40%, 9/15/33		382	482,182
4.86%, 8/21/46 (b)		396	415,094
Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	126,581

			2,669,063

Electric Utilities — 1.9%
Baltimore Gas & Electric Co., 3.35%, 7/01/23		1,200	1,235,641
Corporate Bonds		Par (000)	Value

Electric Utilities (concluded)
Dominion Resources, Inc., 8.88%, 1/15/19	USD	600	$765,370
Georgia Power Co., 4.30%, 3/15/42		300	308,434
Pacific Gas & Electric Co.:
3.25%, 6/15/23		300	301,706
4.45%, 4/15/42		400	415,366
PPL Energy Supply LLC, 6.20%, 5/15/16		1,200	1,274,656
State Grid Overseas Investment 2013 Ltd., 3.13%, 5/22/23 (b)		300	294,593

			4,595,766

Energy Equipment & Services — 1.0%
CGG SA, 6.50%, 6/01/21		200	185,000
CNOOC Finance 2013 Ltd., 3.00%, 5/09/23		500	475,262
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		700	728,978
Lukoil International Finance BV, 4.56%, 4/24/23 (b)		500	449,500
Peabody Energy Corp., 6.25%, 11/15/21		300	298,875
Petrofac Ltd., 3.40%, 10/10/18 (b)		300	310,668

			2,448,283

Food & Staples Retailing — 1.6%
Cencosud SA, 4.88%, 1/20/23 (b)		500	501,250
CVS Caremark Corp.:
5.75%, 6/01/17		147	164,400
4.00%, 12/05/23		1,000	1,054,538
The Kroger Co., 4.00%, 2/01/24		1,000	1,044,893
Mondelez International, Inc., 4.00%, 2/01/24		1,000	1,051,322

			3,816,403

Food Products — 1.0%
Bunge Ltd. Finance Corp., 5.10%, 7/15/15		400	414,945
Dean Foods Co., 7.00%, 6/01/16		1,328	1,420,960
Tyson Foods, Inc., 3.95%, 8/15/24		600	614,352

			2,450,257

Health Care Equipment & Supplies — 0.7%
Baxter International, Inc., 3.20%, 6/15/23		500	501,674
DENTSPLY International, Inc., 4.13%, 8/15/21		500	530,034
PerkinElmer, Inc., 5.00%, 11/15/21		600	652,579

			1,684,287

Health Care Providers & Services — 0.6%
HCA Holdings, Inc., 6.25%, 2/15/21		100	108,750
HCA, Inc., 5.88%, 5/01/23		300	319,500

FDP SERIES, INC.	AUGUST 31, 2014	3

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Health Care Providers & Services (concluded)
Medco Health Solutions, Inc., 7.13%, 3/15/18	USD	800	$941,416

			1,369,666

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., 11.25%, 6/01/17		200	164,500

Household Durables — 0.4%
DR Horton, Inc., 5.63%, 1/15/16		1,000	1,048,750

Industrial Conglomerates — 0.2%
General Electric Co., 2.70%, 10/09/22		200	197,487
Hutchison Whampoa International Ltd. (b):
3.50%, 1/13/17		300	315,268
7.45%, 11/24/33		50	71,802

			584,557

Insurance — 0.8%
Aflac, Inc.:
8.50%, 5/15/19		100	127,844
3.63%, 6/15/23		500	514,404
The Allstate Corp., 5.75%, 8/15/53 (a)		250	267,500
Liberty Mutual Group, Inc., 4.95%, 5/01/22 (b)		600	660,743
Prudential Covered Trust, Series 2012-1, 3.00%, 9/30/15 (b)		400	408,959

			1,979,450

IT Services — 0.1%
First Data Corp., 8.25%, 1/15/21 (b)		200	218,000

Media — 1.6%
21st Century Fox America, 7.25%, 5/18/18		400	476,945
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.80%, 3/15/22		500	521,127
iHeartCommunications, Inc., 9.00%, 3/01/21		200	207,500
NBCUniversal Media LLC, 4.45%, 1/15/43		400	418,642
Time Warner, Inc.:
4.05%, 12/15/23		1,000	1,038,807
6.10%, 7/15/40		200	240,690
Viacom, Inc., 4.25%, 9/01/23		800	842,113
Corporate Bonds		Par (000)	Value

Media (concluded)
Wind Acquisition Finance SA, 7.38%, 4/23/21 (b)	USD	200	$211,000

			3,956,824

Metals & Mining — 0.6%
ArcelorMittal, 6.00%, 3/01/21		400	431,000
FMG Resources August 2006 Property Ltd., 6.88%, 4/01/22 (b)		300	326,812
Glencore Funding LLC, 4.13%, 5/30/23 (b)		500	510,289
Reliance Steel & Aluminum Co., 4.50%, 4/15/23		200	207,990

			1,476,091

Multi-Utilities — 0.2%
Sempra Energy, 2.88%, 10/01/22		600	596,153

Oil, Gas & Consumable Fuels — 5.2%
Apache Corp., 4.25%, 1/15/44		1,000	991,981
Canadian Natural Resources Ltd., 5.90%, 2/01/18		500	567,054
Chesapeake Energy Corp.:
6.63%, 8/15/20		200	230,500
5.75%, 3/15/23		50	55,812
CNPC General Capital Ltd., 3.95%, 4/19/22 (b)		600	616,099
El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/01/24		800	818,352
Enable Midstream Partners LP, 3.90%, 5/15/24 (b)		400	404,026
Enable Oklahoma Intrastate Transmission LLC, 6.25%, 3/15/20 (b)		400	439,705
Energy Transfer Equity LP, 7.50%, 10/15/20		300	347,250
Energy Transfer Partners LP, 5.20%, 2/01/22		200	220,637
Enterprise Products Operating LLC:
3.35%, 3/15/23		300	302,280
Series B, 7.03%, 1/15/68 (a)		100	113,250
Gazprom OAO Via Gaz Capital SA, 6.21%, 11/22/16 (b)		500	521,250
Kinder Morgan Energy Partners LP, 3.45%, 2/15/23		200	195,335
Kinder Morgan Finance Co. LLC:
5.70%, 1/05/16		3,000	3,157,500
6.00%, 1/15/18 (b)		200	222,750
Linn Energy LLC/Linn Energy Finance Corp., 6.25%, 11/01/19		200	206,500
Petrobras Global Finance BV, 3.11%, 3/17/20 (a)		900	918,000

FDP SERIES, INC.	AUGUST 31, 2014	4

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Plains Exploration & Production Co., 6.63%, 5/01/21	USD	65	$72,069
Sinopec Group Overseas Development 2014 Ltd., 4.38%, 4/10/24 (b)		600	630,729
Sunoco Logistics Partners Operations LP, 4.25%, 4/01/24		400	414,987
Weatherford International Ltd., 5.95%, 4/15/42		900	1,036,734

			12,482,800

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, 3.73%, 7/15/23 (b)		1,000	1,038,185
NewPage Corp., 11.38%, 12/31/14 (c)(d)		92	—

			1,038,185

Pharmaceuticals — 0.6%
AbbVie, Inc.:
2.90%, 11/06/22		500	491,580
4.40%, 11/06/42		400	402,361
Zoetis, Inc., 3.25%, 2/01/23		500	500,185

			1,394,126

Real Estate Investment Trusts (REITs) — 1.5%
American Tower Corp.:
3.50%, 1/31/23		500	492,293
5.00%, 2/15/24		500	540,442
ERP Operating LP, 5.75%, 6/15/17		500	559,418
HCP, Inc., 3.88%, 8/15/24		900	908,007
Health Care REIT, Inc., 4.13%, 4/01/19		500	539,006
Healthcare Realty Trust, Inc., 6.50%, 1/17/17		500	555,893

			3,595,059

Semiconductors & Semiconductor Equipment — 0.4%
Maxim Integrated Products, Inc., 3.38%, 3/15/23		1,000	981,091

Specialty Retail — 0.5%
Bed Bath & Beyond, Inc., 5.17%, 8/01/44		900	935,716
Edcon Proprietary Ltd., 9.50%, 3/01/18 (b)	EUR	200	244,395

			1,180,111

Tobacco — 0.7%
Altria Group, Inc.:
9.70%, 11/10/18	USD	111	144,031
4.00%, 1/31/24		900	936,154
Corporate Bonds		Par (000)	Value

Tobacco (concluded)
Lorillard Tobacco Co., 2.30%, 8/21/17	USD	500	$508,216

			1,588,401

Trading Companies & Distributors — 0.9%
International Lease Finance Corp., 8.63%, 9/15/15		2,000	2,143,750

Transportation Infrastructure — 0.4%
DP World Ltd., 6.85%, 7/02/37 (b)		380	434,150
Sydney Airport Finance Co. Property Ltd., 3.90%, 3/22/23 (b)		500	517,472

			951,622

Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 6.00%, 11/15/22		300	299,250

Total Corporate Bonds — 33.9%			81,883,497

Floating Rate Loan Interests (a)

Aerospace & Defense — 0.1%
Doncasters Finance US LLC, Term Loan, 4.50%, 4/09/20		35	34,656
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		92	91,668
Term Loan D, 3.75%, 6/04/21		77	76,455

			202,779

Auto Components — 0.1%
ASP HHI Acquisition Co., Inc., Additional Term Loan, 1.00%, 10/05/18		14	14,422
Autoparts Holdings Ltd., 1st Lien Term Loan, 6.50%, 7/28/17		37	36,957
Grede Holdings LLC, New Term Loan B, 4.75%, 6/02/21		91	90,894
Henniges Automotive Holdings, Inc., Term Loan B, 6.00%, 6/12/21		100	100,989
UCI International, Inc., Term Loan B, 1.00%, 7/26/17		22	21,705

			264,967

Building Products — 0.0%
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		33	32,960

Capital Markets — 0.0%
Guggenheim Partners LLC, Term Loan B, 4.00%, 7/22/20		45	44,567

FDP SERIES, INC.	AUGUST 31, 2014	5

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (a)		Par (000)	Value

Chemicals — 0.8%
Arysta LifeScience Corp., 1st Lien Term Loan, 4.50%, 5/29/20	USD	382	$381,118
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		201	199,947
AZ Chem US, Inc., 1st Lien Term Loan, 4.50%, 6/12/21		174	174,709
Cyanco Intermediate Corp., Term Loan, 5.50%, 4/29/20		221	220,805
MacDermid, Inc.,, 1st Lien Term Loan, 4.00%, 6/07/20		297	295,357
OCI Beaumont LLC, Term Loan B3, 5.00%, 8/20/19		81	81,692
Oxbow Carbon LLC, 1st Lien Term Loan, 4.25%, 7/19/19		231	231,297
Tronox Pigments (Netherlands) BV, 2013 Term Loan, 4.00%, 3/19/20		221	220,910
Univar, Inc., Term Loan B, 1.00%, 6/30/17		47	47,049

			1,852,884

Commercial Services & Supplies — 0.2%
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		395	395,754
Onsite US Finco LLC, 5.50%, 7/30/21		106	104,145

			499,899

Communications Equipment — 0.0%
Presidio, Inc., Term Loan, 5.00%, 3/31/17		97	96,388

Containers & Packaging — 0.1%
Exopack, LLC, Term Loan B, 5.25%, 5/08/19		368	370,639

Diversified Consumer Services — 0.2%
Fitness International LLC, Term Loan B, 5.50%, 7/01/20		247	246,051
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		351	347,586

			593,637

Diversified Financial Services — 0.2%
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		585	583,169

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		193	191,922

Floating Rate Loan Interests (a)		Par (000)	Value

Electrical Equipment — 0.1%
WESCO Distribution, Inc., Term Loan B, 3.75%, 12/12/19	USD	173	$172,772

Food Products — 0.1%
Big Heart Pet Brands, Term Loan B, 3.50%, 3/08/20		140	137,896

Health Care Equipment & Supplies — 0.1%
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		170	170,518

Health Care Providers & Services — 0.4%
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		289	289,524
Connolly Corp., 1st Lien Term Loan, 5.00%, 5/14/21		199	200,195
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		299	298,005
Dialysis Newco, Inc., 1st Lien Term Loan, 4.75%, 4/23/21		57	56,458
Surgery Center Holdings, Inc., 1st Lien Term Loan, 0.00%, 7/09/20		8	7,775
U.S. Renal Care, Inc., Term Loan, 4.25%, 7/03/19		65	65,090

			917,047

Health Care Technology — 0.1%
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		134	133,564

Hotels, Restaurants & Leisure — 0.2%
24 Hour Fitness Worldwide, Inc., Term Loan B, 4.75%, 5/28/21		144	144,445
Cannery Casino Resorts LLC, New Term Loan B, 1.00%, 10/02/18		159	159,544
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		65	65,372
TGI Friday's, Inc., 1st Lien Term Loan, 5.25%, 7/15/20		20	19,500
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 0.00%, 9/02/21		59	59,648

			448,509

Internet Software & Services — 0.3%
BMC Software Finance, Inc.:
Term Loan, 5.00%, 9/10/20		531	529,401

FDP SERIES, INC.	AUGUST 31, 2014	6

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Floating Rate Loan Interests (a)		Par (000)	Value

Internet Software & Services (concluded)
BMC Software Finance, Inc. (concluded):
USD Revolver, 1.00%, 9/10/18	USD	289	$265,452

			794,853

IT Services — 0.2%
MoneyGram International, Inc., Term Loan B, 4.25%, 3/27/20		518	509,654

Machinery — 0.1%
Signode Industrial Group U.S., Inc., Term Loan B, 4.00%, 5/01/21		137	135,695

Media — 0.3%
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		52	51,856
Radio One, Inc., Term Loan, 1.00%, 3/31/16		16	16,084
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		721	713,640

			781,580

Metals & Mining — 0.0%
WireCo WorldGroup, Inc., New Term Loan, 1.00%, 2/15/17		5	5,479

Multiline Retail — 0.3%
J.C. Penney Corp., Inc., New Term Loan, 5.00%, 6/20/19		81	80,585
Sears Holding Corp., Term Loan, 5.50%, 6/30/18		537	536,222

			616,807

Oil, Gas & Consumable Fuels — 0.1%
Alfred Fueling Systems, Inc., 1st Lien Term Loan, 4.75%, 6/20/21		49	49,015
Citgo Petroleum Corp., New Term Loan B, 4.50%, 7/29/21		42	42,123
Drillships Ocean Ventures, Inc., Term Loan B, 5.50%, 7/18/21		58	58,169
UTEX Industries, Inc., 1st Lien Term loan 2014, 5.00%, 5/22/21		41	41,262

			190,569

Paper & Forest Products — 0.0%
Appvion, Inc., Term Loan, 1.00%, 6/28/19		109	107,856

Floating Rate Loan Interests (a)		Par (000)		Value

Personal Products — 0.2%
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19	USD	390		$391,428

Professional Services — 0.2%
TransUnion LLC, Term Loan, 4.00%, 4/09/21		418		416,336

Road & Rail — 0.1%
Global TIP Finance BV, Term Loan C, 7.00%, 10/23/20		142		142,848

Semiconductors & Semiconductor Equipment — 0.0%
M/A-COM Technology Solutions Holdings, Inc., Term Loan, 4.50%, 5/07/21		62		61,908

Software — 0.1%
Visant Corp., Term Loan B, 5.25%, 12/22/16		318		316,734

Specialty Retail — 0.6%
BJ's Wholesale Club, Inc., 1st Lien Term Loan, 4.50%, 9/26/19		637		632,941
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		300		300,318
Harbor Freight Tools USA, Inc., 1st Lien Term Loan, 4.75%, 7/26/19		220		219,517
The Men's Wearhouse, Inc., Term Loan B, 4.50%, 6/18/21		188		188,850
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		137		135,702

				1,477,328

Technology Hardware, Storage & Peripherals — 0.1%
Dell, Inc., Term Loan B, 4.50%, 4/29/20		230		230,777

Transportation — 0.1%
OSG Bulk Ships, Inc., Exit Term Loan, 5.25%, 8/05/19		133		133,986
OSG International, Inc., Exit Term Loan B, 5.75%, 8/05/19		148		148,613

				282,599

Total Floating Rate Loan Interests — 5.5%				13,176,568

Foreign Agency Obligations

Brazil Notas do Tesouro Nacional, 10.00%, 1/01/17	BRL	1,200	(e)	521,843
Hungary Government Bond:
8.00%, 2/12/15	HUF	2,940		12,605
7.75%, 8/24/15		900		3,971
5.50%, 12/22/16		149,300		661,769
6.75%, 11/24/17		890		4,124

FDP SERIES, INC.	AUGUST 31, 2014	7

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Foreign Agency Obligations		Par (000)	Value

Hungary Government Bond (concluded):
5.50%, 12/20/18	HUF	52,860	$239,032
6.00%, 1/11/19	EUR	120	182,276
3.88%, 2/24/20		40	56,568
7.50%, 11/12/20	HUF	190	947
7.00%, 6/24/22		190	941
6.00%, 11/24/23		250	1,174
Iceland Government Bond, 5.88%, 5/11/22 (b)	USD	100	113,801
Ireland Government Bond:
4.50%, 4/18/20	EUR	113	178,056
5.00%, 10/18/20		186	303,265
5.40%, 3/13/25		201	349,936
Korea Monetary Stabilization Bond:
2.78%, 10/02/14	KRW	56,600	55,842
2.84%, 12/02/14		247,290	244,216
2.74%, 2/02/15		933,310	922,080
2.47%, 4/02/15		486,000	479,705
2.76%, 6/02/15		606,700	600,227
2.80%, 8/02/15		435,280	431,010
2.81%, 10/02/15		60,000	59,453
Korea Treasury Bond:
3.25%, 12/10/14		126,990	125,553
3.25%, 6/10/15		32,100	31,876
2.75%, 12/10/15		250,830	248,476
3.00%, 12/10/16		2,045,500	2,039,926
Lithuania Government International Bond (b):
6.75%, 1/15/15	USD	130	132,763
7.38%, 2/11/20		310	379,167
Malaysia Government Bond:
3.74%, 2/27/15	MYR	3,260	1,037,468
3.84%, 8/12/15		1,310	417,768
4.72%, 9/30/15		1,509	486,360
3.20%, 10/15/15		355	112,583
3.17%, 7/15/16		2,500	791,327
4.24%, 2/07/18		2,250	728,231
Mexican Bonos:
9.50%, 12/18/14	MXN	10,460(f)	814,957
6.00%, 6/18/15		137(f)	10,718
8.00%, 12/17/15		10,948(f)	888,700
6.25%, 6/16/16		1,707(f)	137,155
7.25%, 12/15/16		21,721(f)	1,791,154
Peru Government Bond, 7.84%, 8/12/20	PEN	615(g)	250,703
Poland Government Bond:
5.50%, 4/25/15	PLN	642	204,509
0.00%, 7/25/15 (h)		1,457	445,977
6.25%, 10/24/15		535	174,583
0.00%, 1/25/16 (h)		3,675	1,112,958
5.00%, 4/25/16		1,235	402,663
2.69%, 1/25/17 (a)		376	117,615
2.69%, 1/25/21 (a)		381	117,811
Foreign Agency Obligations		Par (000)	Value

Poland Government International Bond, 6.38%, 7/15/19	USD	340	$403,912
Republic of Ghana, 8.50%, 10/04/17		100	105,500
Republic of Hungary:
3.50%, 7/18/16	EUR	20	27,379
4.38%, 7/04/17		45	63,515
5.75%, 6/11/18		95	141,614
Republic of Portugal, 5.13%, 10/15/24 (b)	USD	600	620,760
Republic of Serbia, 4.88%, 2/25/20 (b)		300	305,250
Russian Government International Bond, 7.50%, 3/31/30 (b)		671	746,821
Singapore Government Bond, 1.13%, 4/01/16	SGD	700	566,532
Ukraine Government International Bond, 7.95%, 2/23/21 (b)	USD	200	174,000
Vietnam Government International Bond, 6.75%, 1/29/20 (b)		320	361,600

Total Foreign Agency Obligations — 9.1%			21,940,725

Municipal Bonds

Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 9/01/25		575	675,970
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Fiscal 2014, Series BB, 5.00%, 6/15/46		160	178,410
Coachella Valley Unified School District, GO, Series D, AGM, 5.00%, 8/01/37		230	248,722
Colorado Independent School District, GO, (PSF-GTD), 5.00%, 8/15/38		200	230,206
Commonwealth of Massachusetts, GO, Series A, 4.50%, 12/01/43		160	169,011
County of Nassau New York, GO, Series B:
5.00%, 4/01/39		270	294,165
5.00%, 4/01/43		270	293,544
Evansville Local Public Improvement Bond Bank, RB, Series A, 5.00%, 7/01/36		50	55,802
Florida Hurricane Catastrophe Fund Finance Corp., RB, Series A, 3.00%, 7/01/20		300	304,989

FDP SERIES, INC.	AUGUST 31, 2014	8

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Municipal Bonds		Par (000)	Value

JobsOhio Beverage System, Refunding RB, Series A, 5.00%, 1/01/38	USD	450	$498,775
Kansas Development Finance Authority, Refunding RB:
5.25%, 6/01/38		130	144,152
5.25%, 6/01/42		130	142,918
Wichita State University Union Corp. Student House Project, Series F-1, 5.00%, 6/01/46		160	170,933
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 7/01/41		250	278,972
New Jersey EDA, Refunding RB, School Facilities Construction, Series NN, 5.00%, 3/01/30		120	132,770
New York State Urban Development Corp., RB, State Personal Income Tax, Series C, 5.00%, 3/15/29		800	931,592
Puerto Rico Electric Power Authority, RB, Series A, 6.75%, 7/01/36		425	233,185
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44		475	416,803
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series A (h):
0.00%, 8/01/25		350	132,181
0.00%, 8/01/26		615	213,743
State of Arkansas, GO, 3.25%, 6/15/22		700	760,473
State of California, GO, Various Purposes, 6.00%, 11/01/39		210	254,755
State of Hawaii, GO, 5.00%, 8/01/30		45	52,923
State of Illinois, GO, 5.88%, 3/01/19		495	553,073
State of Minnesota, GO, Refunding Series F, 4.00%, 10/01/24		200	230,128
State of Mississippi, GO, Series B, 5.00%, 12/01/31		50	59,002
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38		150	166,523
State of Washington, GO, Refunding, 5.00%, 7/01/24		60	73,373
State of Washington, GO, Series D, 5.00%, 2/01/23		50	60,234
Municipal Bonds		Par (000)	Value

University of California, Refunding RB, 5.00%, 5/15/48 (a)	USD	925	$1,137,546

Total Municipal Bonds — 3.8%			9,094,873

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 0.5%
American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 1.83%, 10/25/34 (a)		198	196,969
Bear Stearns Alternative A Trust, Series 2004-13, Class A2, 1.04%, 11/25/34 (a)		83	78,777
Citigroup Mortgage Loan Trust, Series 2013-A, Class A, 3.00%, 5/25/42 (a)(b)		175	177,106
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 9/25/19		101	105,456
Credit Suisse Mortgage Capital Certificates, Series 2009-15R, Class 3A1, 5.36%, 3/26/36 (a)(b)		319	327,366
Lehman ABS Corp. Mortgage Pass-Through Certificates, Series 2003-1, Class A1, 5.50%, 12/25/33		119	123,264
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-I, Class 2A1, 2.60%, 7/25/34 (a)		99	99,501
Series 2004-W, Class A9, 2.62%, 11/25/34 (a)		152	156,646
Series 2007-3, Class 3A1, 5.50%, 4/25/22		36	37,147

			1,302,232

Commercial Mortgage-Backed Securities — 5.0%
Banc of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.76%, 6/10/49 (a)		735	800,050
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4:
Class AJ, 5.70%, 7/10/46 (a)		732	766,681
Class AM, 5.68%, 7/10/46		500	541,045
Bear Stearns Commercial Mortgage Securities Trust:
Series 2006-PW11, Class AJ, 5.60%, 3/11/39 (a)		694	723,353
Series 2006-PW12, Class AJ, 5.93%, 9/11/38 (a)		112	116,608

FDP SERIES, INC.	AUGUST 31, 2014	9

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
Bear Stearns Commercial Mortgage Securities Trust (concluded):
Series 2006-PW13, Class AJ, 5.61%, 9/11/41 (a)	USD	640	$662,595
Series 2007-PW15, Class A4, 5.33%, 2/11/44		373	399,035
Series 2007-PW16, Class A4, 5.90%, 6/11/40 (a)		850	933,042
Series 2007-PW16, Class AM, 5.90%, 6/11/40 (a)		950	1,043,167
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class AJ, 5.48%, 10/15/49		210	203,011
GMAC Commercial Mortgage Securities, Inc., Series 2005-C1, Class B, 4.94%, 5/10/43		750	153,368
Greenwich Capital Commercial Funding Corp.:
Series 2006-GG7, Class AJ, 6.01%, 7/10/38 (a)		640	665,810
Series 2006-GG7, Class AM, 6.01%, 7/10/38 (a)		190	204,081
Series 2007-GG9, Class A4, 5.44%, 3/10/39		908	982,422
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class B, 5.67%, 5/12/45 (a)		210	163,800
Series 2006-CB17, Class AM, 5.46%, 12/12/43		700	734,071
Series 2006-LDP7, Class AJ, 6.06%, 4/15/45 (a)		640	644,136
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class AJ, 6.05%, 6/15/38 (a)		390	408,810
Morgan Stanley Capital I Trust (a):
Series 2006-HQ8, Class AJ, 5.68%, 3/12/44		260	269,633
Series 2007-IQ16, Class AM, 6.29%, 12/12/49		850	947,953
Talisman Finance PLC, Series 6, Class A, 0.38%, 10/22/16 (a)	EUR	470	599,360

			11,962,031

Total Non-Agency Mortgage-Backed Securities — 5.5%			13,264,263

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.8%
Fannie Mae, 5.38%, 6/12/17	USD	1,000	1,120,460
Freddie Mac:
2.88%, 2/09/15		2,000	2,024,158
U.S. Government Sponsored Agency Securities		Par (000)	Value

Agency Obligations (concluded)
Freddie Mac (concluded):
6.25%, 7/15/32	USD	800	$1,137,473

			4,282,091

Collateralized Mortgage Obligations — 0.4%
Fannie Mae Mortgage-Backed Securities, Series 2007-1, Class NF, 0.41%, 2/25/37 (a)		466	465,155
Freddie Mac Mortgage-Backed Securities, Series 2643, Class OG, 5.00%, 7/15/32		443	446,812

			911,967

Mortgage-Backed Securities — 17.1%
Fannie Mae Mortgage-Backed Securities:
1.50%, 5/01/33 (a)		12	12,349
1.74%, 10/01/32 (a)		81	84,900
1.93%, 9/01/34 (a)		356	375,175
2.06%, 4/01/35 (a)		19	19,217
2.08%, 4/01/35 (a)		199	213,900
3.00%, 9/01/29 - 9/01/44 (i)		14,200	14,549,281
3.50%, 9/01/44 (i)		950	978,173
4.00%, 9/01/44 (i)		11,800	12,506,157
5.00%, 8/01/35 - 4/01/37		275	302,853
5.50%, 11/01/34 - 3/01/36		1,934	2,178,435
6.00%, 6/01/21 - 9/01/38		839	947,493
6.50%, 1/01/36		65	74,850
Freddie Mac Mortgage-Backed Securities:
1.92%, 11/01/27 (a)		180	185,793
2.31%, 9/01/32 (a)		11	11,602
2.46%, 4/01/32 (a)		68	72,040
3.00%, 9/01/44 (i)		3,100	3,085,469
4.00%, 9/01/44 (i)		2,200	2,326,995
4.50%, 9/01/20		30	32,330
5.00%, 7/01/23 - 2/01/39		1,082	1,189,520
5.50%, 11/01/37		5	5,359
6.00%, 10/01/21 - 4/01/38		96	103,741
6.50%, 9/01/38		12	13,703
Ginnie Mae Mortgage-Backed Securities:
3.50%, 9/01/44 (i)		1,800	1,871,719
6.50%, 12/20/37 - 7/15/38		207	234,496

			41,375,550

Total U.S. Government Sponsored Agency Securities — 19.3%			46,569,608

FDP SERIES, INC.	AUGUST 31, 2014	10

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
U.S. Treasury Obligations		Par (000)	Value

U.S. Treasury Bonds:
3.50%, 2/15/39	USD	100	$108,797
4.63%, 2/15/40		2,000	2,587,812
4.38%, 5/15/41		100	125,406
3.13%, 11/15/41		100	101,500
3.13%, 2/15/42		100	101,375
3.00%, 5/15/42		100	98,875
2.88%, 5/15/43		800	767,875
U.S. Treasury Inflation Indexed Bonds:
2.00%, 1/15/16		1,201	1,251,052
0.13%, 4/15/16		1,620	1,647,412
U.S. Treasury Notes:
2.25%, 1/31/15		1,000	1,008,945
4.00%, 2/15/15		1,000	1,017,695
2.50%, 4/30/15		2,900	2,946,333
4.13%, 5/15/15		500	514,141

Total U.S. Treasury Obligations — 5.1%			12,277,218

Investment Companies — 0.1%		Shares

PowerShares Senior Loan Portfolio		8,100	200,313

Other Interests (j)		Beneficial Interest (000)

General Motors II	USD	7	—
Motors Liquidation Co. GUC Trust (d)		—(k)	4,236

Total Other Interests — 0.0%			4,236

Preferred Securities		Par (000)

Capital Trusts

Banks — 0.6%
Bank of America Corp., Series M, 8.13% (a)(l)		300	333,000
Wachovia Capital Trust III, 5.57% (a)(l)		1,000	980,000

			1,313,000

Diversified Financial Services — 0.2%
JPMorgan Chase & Co., Series V, 5.00% (a)(l)		500	495,828

Preferred Securities		Par (000)	Value

Electric Utilities — 0.2%
Electricite de France SA, 5.25% (a)(b)(l)	USD	500	$516,250

Insurance — 0.3%
MetLife, Inc., 6.40%, 12/15/66		600	676,500
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, 3/15/72 (a)(b)		100	118,000

			794,500

Total Capital Trusts — 1.3%			3,119,578

Preferred Stock — 0.3%		Shares

Banks — 0.3%
U.S. Bancorp, 6.00% (a)		24,000	657,360

Total Preferred Securities — 1.6%			3,776,938

Warrants (m)

Automobiles — 0.0%
General Motors Co.:
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/16, Strike Price USD 10.00)		631	15,636
(Issued/Exercisable 11/02/10, 1.0 Share for 1 Warrant, Expires 7/10/19, Strike Price USD 18.33)		631	10,563

Total Warrants — 0.0%			26,199

Total Long-Term Investments (Cost — $207,138,214) — 88.7%			213,798,908

Short-Term Securities

Foreign Agency Obligations		Par (000)

Malaysia — 0.1%
Bank Negara Malaysia Monetary Notes (n):
Series 5513, 2.83%, 9/09/14	MYR	50	15,853
Series 5713, 2.83%, 9/18/14		50	15,843
Series 6013, 2.85%, 10/02/14		90	28,486
Series 6213, 2.87%, 10/16/14		20	6,323
Series 6213, 2.90%, 10/16/14		110	34,777

FDP SERIES, INC.	AUGUST 31, 2014	11

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
(Percentages shown are based on Net Assets)
Short-Term Securities		Par (000)	Value

Malaysia (concluded)
Bank Negara Malaysia Monetary Notes (n) (concluded):
Series 6213, 2.90%, 10/16/14	MYR	60	$18,969
Series 6613, 2.95%, 10/28/14		205	64,746
Series 6613, 2.95%, 10/28/14		275	86,855
Series 6713, 2.86%, 11/06/14		20	6,313
Series 6713, 2.88%, 11/06/14		90	28,409

			306,574

Philippines — 0.0%
Philippine Treasury Bills (n):
0.73%, 9/03/14	PHP	1,160	26,605
1.07%, 3/04/15		480	10,949

			37,554

Total Foreign Agency Obligations — 0.1%			344,128

U.S. Treasury Obligations

U.S. Treasury Bills (n):
0.04%, 10/02/14	USD	5,000	4,999,839
Short-Term Securities			Par (000)	Value

U.S. Treasury Bills (n) (concluded):
	0.04%, 10/16/14	USD	5,000	$4,999,781
	0.02% - 0.03%, 10/23/14		10,000	9,999,639
	0.03%, 11/06/14		5,000	4,999,752

Total U.S. Treasury Obligations				24,999,011

Total Short-Term Securities (Cost — $25,338,120) — 10.5%				25,343,139

Options Purchased (Cost — $1,687,048) — 0.8%				1,971,191

Total Investments (Cost — $234,163,382*) — 100.0%				241,113,238
Other Assets Less Liabilities — 0.0%				36,098

Net Assets — 100.0%				$241,149,336

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost				$234,201,422

Gross unrealized appreciation				$8,589,552
Gross unrealized depreciation				(1,677,736)

Net unrealized appreciation				$6,911,816

Notes to Schedule of Investments
(a)	Variable rate security. Rate shown is as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(d)	Non-income producing security.
(e)	Security trades in units with each unit equal to a par amount of BRL 1,000.
(f)	Security trades in units with each unit equal to a par amount of MXN 100.
(g)	Security trades in units with each unit equal to a par amount of PEN 1,000.
(h)	Zero-coupon bond.
(i)	Represents or includes a TBA transaction. Unsettled TBA transactions as of August 31, 2014 were as follows:

Counterparty	Value	Unrealized Appreciation

Morgan Stanley & Co. LLC	$27,055,438	$176,844
BNP Paribas SA	$4,063,642	$45,915
Goldman Sachs Group, Inc.	$2,326,995	$14,245
Wells Fargo & Co.	$1,871,719	$12,375

(j)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(k)	Amount is less than $500.
(l)	Security is perpetual in nature and has no stated maturity date.
(m)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(n)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

FDP SERIES, INC.	AUGUST 31, 2014	12

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
Portfolio Abbreviations

ABS	Asset-Backed Security
AGM	Assured Guaranty Municipal Corp.
BRL	Brazilian Real
CAB	Capital Appreciation Bonds
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EDA	Economic Development Authority
EUR	Euro
GBP	British Pound
GO	General Obligation Bonds
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar

•	Financial futures contracts outstanding as of August 31, 2014 were as follows:
Contracts Sold	Issue	Exchange	Expiration	Notional Value		Unrealized Depreciation
(88)	5-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	10,457,562	$(7,253)
(25)	2-Year U.S. Treasury Note	Chicago Board of Trade	December 2014	USD	5,476,172	(2,797)
Total						$(10,050)

•	Forward foreign currency exchange contracts outstanding as of August 31, 2014 were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	27,221	EUR	20,375	Barclays Bank PLC	9/19/14	$447
USD	68,127	EUR	50,324	Barclays Bank PLC	9/24/14	1,996
USD	100,303	EUR	74,000	JPMorgan Chase Bank N.A.	10/01/14	3,055
USD	657,119	GBP	421,500	Deutsche Bank AG	10/01/14	(42,481)
USD	9,066	EUR	6,585	Barclays Bank PLC	10/27/14	411
CLP	84,164,600	USD	159,654	Deutsche Bank AG	10/31/14	(16,946)
USD	20,747	EUR	15,341	Barclays Bank PLC	11/05/14	582
EUR	776,303	USD	1,074,248	Deutsche Bank AG	11/10/14	(53,773)
USD	1,160,249	EUR	857,000	Deutsche Bank AG	11/10/14	33,695
USD	5,443	EUR	4,082	JPMorgan Chase Bank N.A.	11/12/14	77
SGD	823,234	USD	660,516	Morgan Stanley & Co. LLC	11/17/14	(1,444)
USD	133,596	EUR	98,696	JPMorgan Chase Bank N.A.	11/20/14	3,847
CAD	84,000	USD	76,002	Barclays Bank PLC	1/09/15	1,018
FDP SERIES, INC.	AUGUST 31, 2014	13

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Forward foreign currency exchange contracts outstanding as of August 31, 2014 were as follows (continued):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	42,000	USD	38,004	Barclays Bank PLC	1/09/15	$506
CAD	59,000	USD	53,389	Barclays Bank PLC	1/09/15	709
CAD	68,000	USD	61,532	Barclays Bank PLC	1/09/15	818
CAD	83,000	USD	74,114	Citibank N.A.	1/09/15	1,989
CAD	41,000	USD	36,864	Deutsche Bank AG	1/09/15	729
CAD	83,000	USD	74,707	Deutsche Bank AG	1/09/15	1,396
CAD	83,000	USD	74,944	Deutsche Bank AG	1/09/15	1,159
CAD	42,000	USD	38,009	Deutsche Bank AG	1/09/15	501
CAD	62,000	USD	55,439	Deutsche Bank AG	1/09/15	1,409
CLP	88,700,000	USD	153,063	Barclays Bank PLC	1/09/15	(3,528)
SGD	378,780	USD	300,262	Deutsche Bank AG	1/09/15	2,998
USD	50,900	EUR	36,980	Barclays Bank PLC	1/09/15	2,266
USD	114,136	EUR	82,955	JPMorgan Chase Bank N.A.	1/09/15	5,040
USD	20,855	DKK	120,000	Deutsche Bank AG	1/15/15	(336)
USD	10,530	DKK	60,000	Deutsche Bank AG	1/15/15	(65)
USD	238,511	EUR	182,000	Deutsche Bank AG	2/06/15	(890)
USD	107,120	EUR	83,000	Deutsche Bank AG	2/06/15	(2,058)
CAD	53,000	USD	47,433	Barclays Bank PLC	2/09/15	1,126
CAD	42,000	USD	37,586	HSBC Bank PLC	2/09/15	895
CAD	47,000	USD	42,061	HSBC Bank PLC	2/09/15	1,001
SGD	152,100	USD	120,095	Deutsche Bank AG	2/09/15	1,684
SGD	174,000	USD	137,401	HSBC Bank PLC	2/09/15	1,912
SGD	108,000	USD	85,293	JPMorgan Chase Bank N.A.	2/09/15	1,177
USD	132,793	EUR	95,800	Deutsche Bank AG	2/09/15	6,776
USD	66,965	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	3,825
USD	66,741	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	3,600
USD	52,836	EUR	38,000	JPMorgan Chase Bank N.A.	2/09/15	2,850
USD	66,601	EUR	48,000	JPMorgan Chase Bank N.A.	2/09/15	3,461
USD	39,822	EUR	28,700	JPMorgan Chase Bank N.A.	2/09/15	2,070
CAD	208,440	USD	190,009	Deutsche Bank AG	3/09/15	835
CLP	25,162,000	USD	43,874	JPMorgan Chase Bank N.A.	3/09/15	(1,642)
CLP	34,940,000	USD	61,363	Morgan Stanley & Co. LLC	3/09/15	(2,719)
CLP	31,310,000	USD	55,836	Morgan Stanley & Co. LLC	3/09/15	(3,285)
SEK	9,333,800	EUR	1,023,353	Deutsche Bank AG	3/09/15	(11,376)
SGD	251,150	USD	200,343	Deutsche Bank AG	3/09/15	746
SGD	163,700	USD	131,074	Deutsche Bank AG	3/09/15	(4)
SGD	131,000	USD	104,847	HSBC Bank PLC	3/09/15	41
USD	1,237	EUR	896	Deutsche Bank AG	3/09/15	58
USD	139,340	EUR	101,235	Deutsche Bank AG	3/09/15	6,144
USD	583,494	EUR	428,064	Deutsche Bank AG	3/09/15	20,287
USD	166,897	EUR	123,103	Deutsche Bank AG	3/09/15	4,929
USD	281,132	EUR	206,837	Deutsche Bank AG	3/09/15	8,996
USD	188,745	EUR	138,600	Deutsche Bank AG	3/09/15	6,388
USD	65,288	EUR	47,248	JPMorgan Chase Bank N.A.	3/09/15	3,123
CLP	132,465,000	USD	228,822	Morgan Stanley & Co. LLC	5/07/15	(7,373)
PHP	52,545,000	USD	1,193,526	JPMorgan Chase Bank N.A.	5/07/15	5,869
FDP SERIES, INC.	AUGUST 31, 2014	14

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Forward foreign currency exchange contracts outstanding as of August 31, 2014 were as follows (concluded):
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	110,208	EUR	82,368	Barclays Bank PLC	5/07/15	$1,773
USD	25,691	EUR	18,969	Citibank N.A.	5/07/15	719
USD	49,290	EUR	36,797	Citibank N.A.	5/07/15	848
USD	13,928	EUR	10,398	Citibank N.A.	5/07/15	239
USD	557,166	EUR	406,512	Deutsche Bank AG	5/07/15	22,002
USD	130,376	EUR	95,745	Deutsche Bank AG	5/07/15	4,330
USD	699,562	EUR	512,800	Deutsche Bank AG	5/07/15	24,472
USD	708,172	EUR	521,367	Deutsche Bank AG	5/07/15	21,805
USD	521,290	EUR	385,000	Deutsche Bank AG	5/07/15	14,446
USD	146,718	EUR	108,890	Deutsche Bank AG	5/07/15	3,367
USD	99,338	EUR	74,684	Deutsche Bank AG	5/07/15	1,017
USD	1,409,939	EUR	1,070,000	Deutsche Bank AG	6/05/15	889
USD	144,949	EUR	112,766	Deutsche Bank AG	6/22/15	(3,586)
USD	542,986	DKK	3,120,000	Deutsche Bank AG	1/15/16	(11,707)
USD	537,880	DKK	3,060,000	Deutsche Bank AG	1/15/16	(6,146)
USD	239,330	EUR	182,000	Deutsche Bank AG	2/05/16	(1,749)
USD	107,535	EUR	83,000	Deutsche Bank AG	2/05/16	(2,408)
USD	291,038	EUR	220,000	Deutsche Bank AG	8/05/16	(1,935)
USD	218,625	EUR	165,000	Deutsche Bank AG	8/05/16	(1,105)
USD	1,218,240	JPY	124,260,500	JPMorgan Chase Bank N.A.	9/02/16	3,094
Total						$74,886

•	OTC credit default swaps – buy protection outstanding as of August 31, 2014 were as follows:
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
First Data Corp.	5.00%	Barclays Bank PLC	3/20/15	USD	370	$(9,227)	$(4,517)	$(4,710)
First Data Corp.	5.00%	Deutsche Bank AG	3/20/15	USD	130	(3,242)	(1,730)	(1,512)
International Lease Finance Corp.	5.00%	Deutsche Bank AG	9/20/15	USD	2,000	(88,813)	(90,750)	1,937
DR Horton, Inc.	5.00%	JPMorgan Chase Bank N.A.	3/20/16	USD	1,000	(70,782)	(59,978)	(10,804)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(112,717)	(102,165)	(10,552)
Kinder Morgan, Inc.	5.00%	Goldman Sachs International	3/20/16	USD	1,500	(112,718)	(98,457)	(14,261)
Dean Foods Co.	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	1,328	(102,223)	(70,846)	(31,377)
PPL Energy Supply LLC	5.00%	JPMorgan Chase Bank N.A.	6/20/16	USD	600	(39,503)	(46,227)	6,724
PPL Energy Supply LLC	5.00%	Morgan Stanley & Co. LLC	6/20/16	USD	600	(47,096)	(46,122)	(974)
Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/16	USD	560	(52,754)	(38,968)	(13,786)
CIT Group, Inc.	5.00%	Goldman Sachs International	6/20/17	USD	1,500	(165,917)	(131,769)	(34,148)
Constellation Brands, Inc.	5.00%	Deutsche Bank AG	6/20/17	USD	800	(100,190)	(69,038)	(31,152)
Merrill Lynch & Co., Inc.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	USD	700	(12,332)	10,035	(22,367)
Lennar Corp.	5.00%	Citibank N.A.	9/20/19	USD	200	(27,816)	(22,786)	(5,030)
Total						$(945,330)	$(773,318)	$(172,012)

FDP SERIES, INC.	AUGUST 31, 2014	15

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	OTC credit default swaps – sold protection outstanding as of August 31, 2014 were as follows:
	Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Market Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B	USD	100	$6,176	$2,159	$4,017
	First Data Corp.	5.00%	Barclays Bank PLC	3/20/16	B	USD	300	18,528	—	18,528
	First Data Corp.	5.00%	Deutsche Bank AG	3/20/16	B	USD	100	6,176	(274)	6,450
	Bank of America Corp.	1.00%	Credit Suisse Securities (USA) LLC	9/20/17	A-	USD	700	12,332	(10,035)	22,367
	Berkshire Hathaway, Inc.	1.00%	Deutsche Bank AG	9/20/17	AA	USD	350	8,125	(2,132)	10,257
	Markit LCDX North American Index, Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	380	18,398	3,450	14,948
	Markit LCDX North American Index, Series 19	2.50%	Barclays Bank PLC	12/20/17	NR	USD	380	18,398	3,437	14,961
	Berkshire Hathaway, Inc.	1.00%	Credit Suisse Securities (USA) LLC	3/20/18	AA	USD	400	10,040	(1,686)	11,726
	Markit LCDX North American Index, Series 21	2.50%	Credit Suisse Securities (USA) LLC	12/20/18	NR	USD	297	13,538	9,846	3,692
	Tenet Healthcare Corp.	5.00%	Barclays Bank PLC	12/20/18	B	USD	400	48,564	23,073	25,491
	Markit MCDX North American Index, Series 22	1.00%	Citibank N.A.	6/20/19	NR	USD	500	7,120	5,365	1,755
	PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	6/20/19	BBB+	USD	500	(14)	(1,801)	1,787
	Anadarko Petroleum Corp.	1.00%	Barclays Bank PLC	9/20/19	BBB-	USD	500	11,336	11,861	(525)
	Beazer Homes USA, Inc.	5.00%	Citibank N.A	9/20/19	B-	USD	200	10,664	4,113	6,551
	Portugal Republic	1.00%	Deutsche Bank AG	9/20/19	BB	USD	450	(12,387)	(23,976)	11,589
	PSEG Power LLC	1.00%	JPMorgan Chase Bank N.A.	9/20/19	BBB+	USD	300	(890)	(2,402)	1,512
	Tate & Lyle International Finance PLC	1.00%	Citibank N.A.	9/20/19	BBB	EUR	350	6,498	7,735	(1,237)
	Valero Energy Corp.	1.00%	Goldman Sachs International	9/20/19	BBB	USD	800	9,095	3,427	5,668

FDP SERIES, INC.	AUGUST 31, 2014	16

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	OTC credit default swaps – sold protection outstanding as of August 31, 2014 were as follows (concluded):
	Freeport-McMoRan Copper & Gold, Inc.	1.00%	Deutsche Bank AG	3/20/23	BBB	USD	500	$(23,482)	$(30,867)	$7,385
	Markit MCDX North American Index, Series 22	1.00%	Goldman Sachs International	6/20/24	AA	USD	700	(8,728)	(16,882)	8,154
	Markit CMBX North America AJ Index, Series 2	1.09%	Credit Suisse Securities (USA) LLC	3/15/49	B+	USD	150	(12,487)	(21,854)	9,367
	Markit CMBX North America AM Index, Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	B+	USD	290	(4,400)	(4,213)	(187)
	Markit CMBX North America AM Index, Series 2	0.50%	Credit Suisse Securities (USA) LLC	3/15/49	B+	USD	540	(8,195)	(7,512)	(683)
	Total							$134,405	$(49,168)	$183,573

[1]	Using S&P's rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

•	OTC interest rate swaptions purchased as of August 31, 2014 were as follows
	Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
	10-Year Interest Rate Swap	Deutsche Bank AG	Call	3.10%	Pay	3-month USD LIBOR	12/29/14	USD	18,000	$40,146

•	OTC options purchased as of August 31, 2014 were as follows:
	Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
	USD Currency	Barclays Bank PLC	Call	USD	4.13	10/22/14	EUR	557	$971
	USD Currency	Citigroup, Inc.	Call	USD	3.37	12/15/14	USD	300	684
	USD Currency	Citigroup, Inc.	Call	USD	13.80	12/15/14	USD	300	1,464
	USD Currency	Barclays Bank PLC	Call	EUR	1,068.00	12/15/14	EUR	500	1,918
	USD Currency	Citibank N.A.	Put	EUR	1.42	1/22/15	EUR	4,400	462,059
	USD Currency	Citigroup, Inc.	Put	JPY	90.00	12/24/14	JPY	255,000	342,414
	USD Currency	Citigroup, Inc.	Put	JPY	95.00	1/22/15	JPY	1,222,500	1,121,535
	Total								$1,931,045

FDP SERIES, INC.	AUGUST 31, 2014	17

Schedule of Investments (continued)	Franklin Templeton Total Return FDP Fund
•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks	$24,221	—	$18,300	$42,521
Asset-Backed Securities	—	$11,541,949	—	11,541,949
Corporate Bonds	—	81,883,497	—	81,883,497
Floating Rate Loan Interests	—	12,187,844	988,724	13,176,568
Foreign Agency Obligations	—	21,940,725	—	21,940,725
Municipal Bonds	—	9,094,873	—	9,094,873
Non-Agency Mortgage-Backed Securities	—	13,264,263	—	13,264,263
U.S. Government Sponsored Agency Securities	—	46,569,608	—	46,569,608
U.S. Treasury Obligations	—	12,277,218	—	12,277,218
Investment Companies	200,313	—	—	200,313
Other Interests	4,236	—	—	4,236
Preferred Securities	657,360	3,119,578	—	3,776,938
Warrants	26,199	—	—	26,199
Short-Term Investments:
Foreign Agency Obligations	—	344,128	—	344,128
U.S. Treasury Obligations	—	24,999,011	—	24,999,011
Options Purchased	—	1,931,045	—	1,931,045
Interest rate contracts	—	40,146	—	40,146

Total	$912,329	$239,193,885	$1,007,024	$241,113,238
FDP SERIES, INC.	AUGUST 31, 2014	18

Schedule of Investments (concluded)	Franklin Templeton Total Return FDP Fund

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [1]
Assets:
Credit contracts	—	$ 194,866	—	$ 194,866
Foreign currency contracts	—	251,442	—	251,442
Liabilities:
Credit contracts	—	(183,305)	—	(183,305)
Foreign currency contracts	—	(176,556)	—	(176,556)
Interest rate contracts	$(10,050)	—	—	(10,050)
Total	$(10,050)	$ 86,447	—	$ 76,397

[1]	Derivative financial instruments are financial futures contracts, swaps and forward foreign currency exchange transactions. Financial futures contracts, swaps and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash pledged as collateral for over-the-counter derivatives	$1,140,500	—	—	$1,140,500
Foreign currency at value	1,494,159	—	—	1,494,159
Liabilities:
Bank overdraft	—	$(4,917)	—	(4,917)

Total	$2,634,659	$(4,917)	—	$2,629,742

There were no transfers between levels during the period ended August 31, 2014.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

FDP SERIES, INC.	AUGUST 31, 2014	19

Schedule of Investments August 31, 2014 (Unaudited)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.9%
Honeywell International, Inc.	12,797	$1,218,658
Textron, Inc.	46,704	1,774,752
		2,993,410
Auto Components — 1.2%
Johnson Controls, Inc.	40,538	1,978,660
Automobiles — 1.8%
General Motors Co.	82,155	2,858,994
Banks — 12.4%
Bank of America Corp.	174,036	2,800,239
Citigroup, Inc.	129,774	6,702,827
Fifth Third Bancorp	80,454	1,641,664
JPMorgan Chase & Co.	81,034	4,817,471
The PNC Financial Services Group, Inc. (a)	500	42,375
US Bancorp	14,347	606,591
Wells Fargo & Co.	58,276	2,997,718
		19,608,885
Capital Markets — 5.9%
The Bank of New York Mellon Corp.	77,269	3,027,399
The Goldman Sachs Group, Inc.	8,980	1,608,408
Morgan Stanley	73,039	2,505,968
State Street Corp.	31,764	2,287,961
		9,429,736
Communications Equipment — 1.8%
Cisco Systems, Inc.	112,487	2,811,050
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	15,684	548,312
Verizon Communications, Inc.	32,183	1,603,357
Vivendi SA (b)	30,223	786,981
		2,938,650
Electric Utilities — 1.5%
FirstEnergy Corp.	21,603	739,687
PPL Corp.	46,092	1,596,166
		2,335,853
Electrical Equipment — 1.0%
Emerson Electric Co.	25,599	1,638,848
Electronic Equipment, Instruments & Components — 0.9%
Corning, Inc.	69,839	1,456,842
Energy Equipment & Services — 5.4%
Halliburton Co.	34,970	2,364,322
Noble Corp. PLC	29,231	831,914
Common Stocks	Shares	Value
Energy Equipment & Services (concluded)
Weatherford International PLC (b)	226,214	$5,359,010
		8,555,246
Food & Staples Retailing — 1.6%
CVS Caremark Corp.	31,438	2,497,749
Food Products — 3.0%
ConAgra Foods, Inc.	73,202	2,357,104
Mondelez International, Inc., Class A	31,618	1,144,256
Unilever NV - NY Shares	29,660	1,235,042
		4,736,402
Health Care Equipment & Supplies — 0.6%
Medtronic, Inc.	14,519	927,038
Health Care Providers & Services — 4.1%
Cardinal Health, Inc.	8,605	634,189
Express Scripts Holding Co. (b)	13,394	990,218
UnitedHealth Group, Inc.	34,146	2,959,775
WellPoint, Inc.	16,060	1,871,151
		6,455,333
Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	74,532	2,823,272
Household Durables — 0.6%
Newell Rubbermaid, Inc.	31,021	1,039,824
Industrial Conglomerates — 2.0%
General Electric Co.	123,879	3,218,376
Insurance — 4.3%
Aflac, Inc.	15,447	945,974
The Allstate Corp.	50,703	3,117,728
MetLife, Inc.	41,599	2,277,129
The Travelers Cos., Inc.	5,737	543,351
		6,884,182
Internet Software & Services — 2.2%
eBay, Inc. (b)	45,494	2,524,917
Yahoo!, Inc. (b)	24,646	949,118
		3,474,035
Machinery — 1.2%
Ingersoll-Rand PLC	33,082	1,991,536
Media — 6.8%
Comcast Corp., Class A	40,932	2,240,208
Time Warner Cable, Inc.	13,740	2,032,558
Time Warner, Inc.	15,199	1,170,779
Twenty-First Century Fox, Inc.	60,112	2,070,257

FDP SERIES, INC.	AUGUST 31, 2014	1

Schedule of Investments (continued)	Invesco Value FDP Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Media (concluded)
Viacom, Inc., Class B	40,076	$3,252,168
		10,765,970
Metals & Mining — 1.1%
Alcoa, Inc.	106,186	1,763,750
Multi-Utilities — 0.7%
PG&E Corp.	23,837	1,107,944
Multiline Retail — 2.0%
Kohl's Corp.	30,832	1,812,613
Target Corp.	22,013	1,322,321
		3,134,934
Oil, Gas & Consumable Fuels — 11.8%
BP PLC - ADR	64,441	3,082,857
Chevron Corp.	16,682	2,159,485
Murphy Oil Corp.	34,819	2,175,143
Occidental Petroleum Corp.	19,139	1,985,288
Paragon Offshore PLC (b)	7,139	66,536
QEP Resources, Inc.	55,794	1,984,593
Royal Dutch Shell PLC - ADR	43,249	3,501,872
Suncor Energy, Inc.	90,326	3,711,495
		18,667,269
Paper & Forest Products — 1.0%
International Paper Co.	31,453	1,523,898
Pharmaceuticals — 9.7%
AbbVie, Inc.	15,732	869,665
Bristol-Myers Squibb Co.	35,230	1,784,399
GlaxoSmithKline PLC - ADR	14,097	692,163
Merck & Co., Inc.	53,865	3,237,825
Common Stocks	Shares	Value
Pharmaceuticals (concluded)
Novartis AG, Registered Shares	28,511	$2,561,611
Pfizer, Inc.	79,119	2,325,307
Roche Holding AG - ADR	40,370	1,473,909
Sanofi - ADR	44,270	2,421,569
		15,366,448
Semiconductors & Semiconductor Equipment — 1.2%
Intel Corp.	53,339	1,862,598
Software — 4.7%
Autodesk, Inc. (b)	16,560	888,278
Citrix Systems, Inc. (b)	24,406	1,714,766
Microsoft Corp.	64,539	2,932,007
Symantec Corp.	78,396	1,903,455
		7,438,506
Technology Hardware, Storage & Peripherals — 1.9%
Hewlett-Packard Co.	78,125	2,968,750
Total Investments (Cost — $101,798,582*) — 97.9%		155,253,988
Other Assets Less Liabilities — 2.1%		3,396,198
Net Assets — 100.0%		$158,650,186
*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost	$103,030,214
Gross unrealized appreciation	$54,656,306
Gross unrealized depreciation	(2,432,532)
Net unrealized appreciation	$52,223,774

Notes to Schedule of Investments
(a)	Investments in issuers considered to be an affiliate of the Fund during the period ended August 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at May 31, 2014	Shares Purchased	Shares Sold	Shares Held at August 31, 2014	Value at August 31, 2014	Income	Realized Gain (Loss)

The PNC Financial Services Group, Inc.	500	—	—	500	$42,375	$240	—

(b)	Non-income producing security.

FDP SERIES, INC.	AUGUST 31, 2014	2

Schedule of Investments (continued)	Invesco Value FDP Fund

Portfolio Abbreviations

ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

•	Forward foreign currency exchange contracts outstanding as of August 31, 2014 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	744,515	CAD	816,944	Barclays Bank PLC	9/18/14	$(6,560)
USD	745,717	CAD	818,350	Canadian Imperial Bank of Commerce	9/18/14	(6,650)
USD	744,556	CAD	816,943	Deutsche Bank AG	9/18/14	(6,517)
USD	744,510	CAD	816,943	Goldman Sachs International	9/18/14	(6,564)
USD	823,228	CHF	743,749	Barclays Bank PLC	9/18/14	12,977
USD	822,824	CHF	743,751	Canadian Imperial Bank of Commerce	9/18/14	12,572
USD	840,689	CHF	759,524	Deutsche Bank AG	9/18/14	13,253
USD	822,915	CHF	743,751	Goldman Sachs International	9/18/14	12,663
USD	1,328,935	EUR	990,442	Barclays Bank PLC	9/18/14	27,435
USD	1,319,316	EUR	982,438	Canadian Imperial Bank of Commerce	9/18/14	28,333
USD	1,319,095	EUR	982,440	Deutsche Bank AG	9/18/14	28,110
USD	1,318,698	EUR	982,439	Goldman Sachs International	9/18/14	27,715
USD	1,318,394	EUR	982,439	Royal Bank of Canada	9/18/14	27,410
USD	766,207	GBP	456,142	Barclays Bank PLC	9/18/14	9,032
USD	766,366	GBP	456,143	Canadian Imperial Bank of Commerce	9/18/14	9,189
USD	766,203	GBP	456,142	Deutsche Bank AG	9/18/14	9,027
USD	765,920	GBP	455,962	Goldman Sachs International	9/18/14	9,044
Total						$200,469

FDP SERIES, INC.	AUGUST 31, 2014	3

Schedule of Investments (continued)	Invesco Value FDP Fund

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund's investments and derivative financial instruments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks[1]	$151,905,396	$3,348,592	—	$155,253,988

[1]	See above Schedule of Investments for values in each industry, excluding Level 2, which includes a portion of Diversified Telecommunication Services and Pharmaceuticals, within the table.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Foreign currency exchange contracts	—	$226,760	—	$226,760
Liabilities:
Foreign currency exchange contracts	—	(26,291)	—	(26,291)
Total	—	$200,469	—	$200,469

[2]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

FDP SERIES, INC.	AUGUST 31, 2014	4

Schedule of Investments (concluded)	Invesco Value FDP Fund

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, foreign currency at value of $60 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the period ended August 31, 2014.

FDP SERIES, INC.	AUGUST 31, 2014	5

Schedule of Investments August 31, 2014 (Unaudited)	Marsico Growth FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Aerospace & Defense — 2.6%
General Dynamics Corp.	34,179	$4,212,562

Airlines — 0.5%
Delta Air Lines, Inc.	19,677	778,816

Auto Components — 1.1%
Delphi Automotive PLC	26,351	1,833,503

Automobiles — 1.8%
Tesla Motors, Inc. (a)	10,577	2,852,617

Biotechnology — 12.2%
Biogen Idec, Inc. (a)	15,132	5,190,881
Celgene Corp. (a)	44,752	4,252,335
Gilead Sciences, Inc. (a)	96,832	10,417,187

		19,860,403

Capital Markets — 1.6%
The Charles Schwab Corp.	89,172	2,542,294

Chemicals — 5.8%
Monsanto Co.	41,597	4,810,693
The Sherwin-Williams Co.	20,987	4,577,475

		9,388,168

Commercial Services & Supplies — 0.9%
Tyco International Ltd.	33,877	1,511,592

Energy Equipment & Services — 6.1%
Halliburton Co.	53,982	3,649,723
Schlumberger Ltd.	57,643	6,319,978

		9,969,701

Food & Staples Retailing — 1.5%
CVS Caremark Corp.	30,565	2,428,389

Food Products — 2.0%
Keurig Green Mountain, Inc.	24,310	3,241,009

Health Care Providers & Services — 2.5%
HCA Holdings, Inc. (a)	58,914	4,113,375

Hotels, Restaurants & Leisure — 9.3%
Starbucks Corp.	46,766	3,638,863
Starwood Hotels & Resorts Worldwide, Inc.	73,034	6,174,294
Wynn Resorts Ltd.	27,605	5,324,452

		15,137,609

Internet & Catalog Retail — 3.9%
priceline.com, Inc. (a)	5,172	6,435,571

Internet Software & Services — 8.6%
Facebook, Inc., Class A (a)	101,264	7,576,572
Google, Inc., Class A (a)	7,151	4,164,456
Google, Inc., Class C (a)	2,567	1,467,297
Common Stocks	Shares	Value

Internet Software & Services (concluded)
LinkedIn Corp. (a)	3,638	$821,279

		14,029,604

IT Services — 3.5%
FleetCor Technologies, Inc. (a)	5,531	794,750
Visa, Inc., Class A	23,135	4,916,650

		5,711,400

Media — 9.2%
CBS Corp., Class B	87,250	5,173,052
Comcast Corp., Class A	87,034	4,763,371
The Walt Disney Co.	55,690	5,005,417

		14,941,840

Oil, Gas & Consumable Fuels — 3.8%
Antero Resources Corp. (a)	42,433	2,454,749
Continental Resources, Inc. (a)	15,195	2,450,802
EOG Resources, Inc.	6,821	749,491
Pioneer Natural Resources Co.	2,957	616,978

		6,272,020

Pharmaceuticals — 0.4%
Pacira Pharmaceuticals, Inc. (a)	6,299	681,930

Road & Rail — 7.8%
Canadian Pacific Railway Ltd.	34,766	6,974,060
Union Pacific Corp.	54,930	5,782,481

		12,756,541

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV - NY Shares	33,008	3,172,729

Specialty Retail — 2.0%
The Home Depot, Inc.	34,163	3,194,240

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	52,220	5,352,550
Total Investments (Cost — $107,447,837*) — 97.2%		150,418,464
Other Assets Less Liabilities — 2.8%		12,446,279

Net Assets — 100.0%		$162,864,743

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$107,502,072

Gross unrealized appreciation	$43,151,969
Gross unrealized depreciation	(235,577)

Net unrealized appreciation	$42,916,392

FDP SERIES, INC.	AUGUST 31, 2014	1

Schedule of Investments (concluded)	Marsico Growth FDP Fund
Notes to Schedule of Investments
(a)	Non-income producing security.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks[1]	$150,418,464	—	—	$150,418,464

[1]	See above Schedule of Investments for values in each industry.

There were no transfers between levels during the period ended August 31, 2014.

FDP SERIES, INC.	AUGUST 31, 2014	2

Schedule of Investments August 31, 2014 (Unaudited)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Australia — 3.9%
APA Group	107,480	$778,556
Computershare Ltd.	64,702	745,338
Iluka Resources Ltd.	154,447	1,284,844
Oil Search Ltd.	60,426	547,335
Westpac Banking Corp.	106,848	3,502,296
		6,858,369

Austria — 0.6%
Erste Group Bank AG	39,293	1,008,310

Belgium — 1.1%
KBC Groep NV (a)	35,441	2,020,716

Bermuda — 0.4%
Hiscox Ltd.	64,810	698,563

Brazil — 1.6%
EDP - Energias do Brasil SA	67,770	342,105
Gerdau SA - ADR	112,051	648,775
M Dias Branco SA	21,186	955,902
Odontoprev SA	102,277	445,934
Telefonica Brasil SA - ADR	19,483	416,936
		2,809,652

Canada — 0.9%
Canadian Utilities Ltd. Class A	24,607	885,789
Cenovus Energy, Inc.	19,133	610,257
Dollarama, Inc.	1,356	115,446
		1,611,492

France — 10.2%
BNP Paribas SA	34,050	2,300,863
Danone SA	39,779	2,777,845
Dassault Systemes SA	18,064	1,197,166
GDF Suez	65,783	1,621,452
L'Oreal SA	8,271	1,369,878
Legrand SA	10,135	560,456
LVMH Moet Hennessy Louis Vuitton SA	11,548	2,004,784
Pernod Ricard SA	19,476	2,297,671
Schneider Electric SA	36,730	3,107,304
Technip SA	8,997	833,045
		18,070,464

Germany — 6.9%
Bayer AG, Registered Shares	23,825	3,202,149
Deutsche Wohnen AG	33,418	755,213
Infineon Technologies AG	81,697	952,351
Linde AG	14,072	2,788,733
ProSiebenSat.1 Media AG, Registered Shares	14,367	576,114
Siemens AG, Registered Shares	23,576	2,955,509
Common Stocks	Shares	Value

Germany (concluded)
Symrise AG	17,284	$926,014
		12,156,083

Greece — 0.1%
Hellenic Telecommunications Organization SA (a)	18,826	270,250

Hong Kong — 4.6%
AIA Group Ltd.	502,600	2,740,767
China Resources Gas Group Ltd.	248,000	722,040
Esprit Holdings Ltd.	291,300	472,660
Global Brands Group Holding Ltd. (a)	2,106,000	486,415
Hutchison Whampoa Ltd.	120,000	1,560,138
Li & Fung Ltd.	1,002,000	1,244,566
Sands China Ltd.	140,400	914,044
		8,140,630

India — 0.7%
HDFC Bank Ltd. - ADR	14,406	715,834
Reliance Industries Ltd.	29,106	480,073
		1,195,907

Ireland — 0.7%
Experian PLC	68,264	1,188,283

Italy — 1.0%
Telecom Italia SpA, Non-Convertible Savings Shares	724,643	667,306
UniCredit SpA	133,855	1,038,111
		1,705,417

Japan — 18.0%
AEON Financial Service Co. Ltd.	34,700	806,599
Denso Corp.	61,400	2,667,413
Honda Motor Co. Ltd.	78,900	2,678,357
Inpex Corp.	62,500	896,073
Japan Tobacco, Inc.	61,000	2,090,077
JGC Corp.	47,000	1,361,671
JSR Corp.	92,400	1,606,450
KDDI Corp.	55,200	3,189,745
Mitsubishi Corp.	49,700	1,028,322
Mitsubishi UFJ Financial Group, Inc.	308,500	1,778,082
Mitsui Fudosan Co. Ltd.	41,000	1,308,337
Nippon Television Network Corp.	27,200	418,374
Nomura Research Institute Ltd.	26,300	831,283
Ryohin Keikaku Co. Ltd.	2,800	314,569
Santen Pharmaceutical Co. Ltd.	44,800	2,582,239
Sony Financial Holdings, Inc.	38,300	613,721
Sumitomo Mitsui Financial Group, Inc.	58,400	2,362,225
Sundrug Co. Ltd.	20,800	923,778
Terumo Corp.	40,400	1,017,476

FDP SERIES, INC.	AUGUST 31, 2014	1

Schedule of Investments (continued)	MFS Research International FDP Fund
(Percentages shown are based on Net Assets)
Common Stocks	Shares	Value

Japan (concluded)
Tokyo Gas Co. Ltd.	243,000	$1,379,917
Yamato Holdings Co. Ltd.	102,300	2,115,897
		31,970,605

Netherlands — 7.5%
Akzo Nobel NV	36,745	2,598,073
ING Groep NV - CVA (a)	184,955	2,545,508
Koninklijke KPN NV (a)	224,827	750,483
Reed Elsevier NV	58,973	1,345,325
Royal Dutch Shell PLC, A Shares	152,139	6,157,314
		13,396,703

Philippines — 0.3%
Philippine Long Distance Telephone Co.	6,365	500,007

Portugal — 0.3%
Galp Energia SGPS SA	26,906	477,596

Russia — 0.6%
Mobile Telesystems OJSC (a)	69,961	534,915
Sberbank of Russia - ADR	67,108	546,930
		1,081,845

Singapore — 1.0%
DBS Group Holdings Ltd.	119,000	1,705,817

South Korea — 0.7%
Kia Motors Corp.	21,979	1,327,264

Spain — 0.4%
Inditex SA	26,996	782,083

Sweden — 2.5%
Atlas Copco AB, Class A	94,156	2,747,315
Telefonaktiebolaget LM Ericsson, Class B	141,689	1,765,662
		4,512,977

Switzerland — 12.2%
Julius Baer Group Ltd. (a)	27,777	1,264,297
Nestle SA, Registered Shares	59,458	4,612,057
Novartis AG, Registered Shares	67,148	6,033,006
Roche Holding AG	5,543	1,618,877
Schindler Holding AG, Participation Certificates	12,571	1,818,929
Sonova Holding AG, Registered Shares	5,869	939,559
UBS AG, Registered Shares (a)	164,836	2,958,280
Zurich Insurance Group AG (a)	8,019	2,420,953
		21,665,958

Taiwan — 2.0%
MediaTek, Inc.	123,000	2,055,670
Common Stocks	Shares	Value

Taiwan (concluded)
Taiwan Semiconductor Manufacturing Co. Ltd.	337,439	$1,410,252
		3,465,922

Thailand — 0.4%
Kasikornbank PCL - NVDR	102,600	722,691

United Kingdom — 16.5%
BG Group PLC	90,353	1,801,059
BT Group PLC	121,320	780,010
Cairn Energy PLC (a)	81,136	242,081
Capital Shopping Centres Group PLC	137,425	781,164
Centrica PLC	194,664	1,033,301
Compass Group PLC	73,877	1,202,398
GlaxoSmithKline PLC	126,726	3,097,149
HSBC Holdings PLC	391,328	4,229,938
Prudential PLC	64,078	1,544,601
Reckitt Benckiser Group PLC	21,071	1,838,774
Rio Tinto PLC	70,444	3,766,655
Royal Bank of Scotland Group PLC (a)	325,754	1,962,790
Standard Chartered PLC	77,296	1,558,010
Vodafone Group PLC	516,122	1,773,850
Whitbread PLC	28,896	2,107,091
WPP PLC	73,406	1,540,496
		29,259,367

United States — 3.1%
Autoliv, Inc.	16,675	1,729,031
Cognizant Technology Solutions Corp., Class A (a)	31,052	1,420,008
Joy Global, Inc.	23,408	1,478,215
Yum! Brands, Inc.	12,346	894,221
		5,521,475

Total Investments (Cost — $139,701,107*) — 98.2%		174,124,446
Other Assets Less Liabilities — 1.8%		3,258,591
Net Assets — 100.0%		$177,383,037

*	As of August 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$142,330,452

Gross unrealized appreciation	$38,162,502
Gross unrealized depreciation	(6,368,508)

Net unrealized appreciation	$31,793,994

FDP SERIES, INC.	AUGUST 31, 2014	2

Schedule of Investments (continued)	MFS Research International FDP Fund

Notes to Schedule of Investments
(a)		Non-income producing security.

Portfolio Abbreviations

ADR		American Depositary Receipts
NVDR		Non-voting Depository Receipts

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

	•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

	•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of August 31, 2014:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Common Stocks:
Australia	—	$6,858,369	—	$6,858,369
Austria	—	1,008,310	—	1,008,310
Belgium	—	2,020,716	—	2,020,716
Bermuda	—	698,563	—	698,563
Brazil	$2,809,652	—	—	2,809,652
Canada	1,611,492	—	—	1,611,492
France	—	18,070,464	—	18,070,464
Germany	—	12,156,083	—	12,156,083
Greece	—	270,250	—	270,250
Hong Kong	486,415	7,654,215	—	8,140,630
India	715,834	480,073	—	1,195,907
Ireland	—	1,188,283	—	1,188,283
Italy	—	1,705,417	—	1,705,417
Japan	—	31,970,605	—	31,970,605
Netherlands	—	13,396,703	—	13,396,703

FDP SERIES, INC.	AUGUST 31, 2014	3

Schedule of Investments (concluded)	MFS Research International FDP Fund

	Level 1	Level 2	Level 3	Total

Assets: (concluded)
Investments: (concluded)
Common Stocks: (concluded)
Philippines	—	500,007	—	500,007
Portugal	—	477,596	—	477,596
Russia	546,930	534,915	—	1,081,845
Singapore	—	1,705,817	—	1,705,817
South Korea	—	1,327,264	—	1,327,264
Spain	—	782,083	—	782,083
Sweden	—	4,512,977	—	4,512,977
Switzerland	—	21,665,958	—	21,665,958
Taiwan	—	3,465,922	—	3,465,922
Thailand	—	722,691	—	722,691
United Kingdom	—	29,259,367	—	29,259,367
United States	5,521,475	—	—	5,521,475

Total	$11,691,798	$162,432,648	—	$174,124,446

The Fund may hold assets in which the fair value approximates the carrying amount for financial reporting purposes. As of August 31, 2014, foreign currency at value of $48,723 is categorized as Level 1 within the disclosure hierarchy.

As of May 31, 2014 the Fund valued certain equity securities using unadjusted price quotations from an exchange. As of August 31, 2014, the Fund used other observable inputs in determining the value of the same securities. As a result, investments with a beginning of period value of $2,423,485 transferred from Level 1 to Level 2 in the disclosure hierarchy.

FDP SERIES, INC.	AUGUST 31, 2014	4

Item 2 – Controls and Procedures

2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 23, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 23, 2014